Lease Transactions	6 Months Ended
Sep. 30, 2022
Leases [Abstract]
Lease Transactions	LEASE TRANSACTIONS
Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of various types of data processing equipment, office equipment and transportation equipment. Sales type and direct financing leases are presented in loans. In certain cases, the MUFG Group requests lessees to deposit an amount nearly, or equal to, the residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the six months ended September 30, 2021 and September 30, 2022:

	September 30, 2021	September 30, 2022
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥59,369	¥61,812
Operating leases:
Lease income	1,843	1,799
Total	¥61,212	¥63,611
Finance income on net investment is included in Interest income—Loans, including fees in the condensed consolidated statements of operations. Lease income from operating lease transactions is included in Other non-interest income in the condensed consolidated statements of operations.